Net Other Non-Operating Income and Expenses - Schedule Of Other Nonoperating Income Expense (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Nonoperating Income Expense [Line Items]
Voluntary Compensation On Performance Of Hang Seng China Enterprise Index		₩ 744,764
Penalties And Other Matters	₩ 333,002